Goodwill - Schedule of Goodwill, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill, Impaired [Abstract]
Balance	$ 4,454	$ 0
Acquisitions (Note 14)	0	4,454
Impairment	(3,663)	0	$ 0
Goodwill, net	$ 791	$ 4,454	$ 0